Financing Receivable, Net - Summary of Balances of Financing Receivables by Due Date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, after Allowance for Credit Loss [Abstract]
Due in 0-12 months	¥ 3,933,553	¥ 6,478,949
Due in 13-24 months	180,719	370,652
Due in 25-36 months	46	59,217
Due thereafter	22,836	43,676
Total financing receivables (excluding accrued interest receivable)	¥ 4,137,154	¥ 6,952,494